Loans	6 Months Ended
Jan. 31, 2022
Loans
Loans

6. Loans

On December 13, 2021, the Company repaid the CEBA (Canada Emergency Business Account) loan in the amount of $23,577 and the Company recorded a gain in the amount of $3,388.

For the three and six months ended January 31, 2022, the Company recorded an interest expense of nil and $979, respectively, being the interest accretion on the CEBA Loan (for the three and six months ended January 31, 2021 – $895 and $1,757, respectively).